Underwriting, Acquisition and Insurance Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Underwriting, Acquisition And Insurance Expenses

(in millions)	2011	2010	2009
Commissions	$183.9	$198.3	$288.1
General expenses	210.1	213.6	209.9
Premium taxes, boards and bureaus	24.0	23.6	29.6

	418.0	435.5	527.6
Net amortization (deferral) of policy acquisition costs	7.7	30.5	(6.4)

Total underwriting, acquisition and insurance expenses	$425.7	$466.0	$521.2